Annual Total Returns- Vanguard Tax-Managed Capital Appreciation Fund (Institutional) [BarChart] - Institutional - Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.39%	16.41%	33.73%	12.56%	1.71%	12.06%	22.43%	(4.95%)	31.51%	21.08%